S000036207 [Member] Expense Example, No Redemption - S000036207 [Member] - C000179757 [Member]	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	$ 1,545